Financial instruments and related disclosures - Additional Information Capital and Risk Management (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) wholesalers	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 USD ($) wholesalers	Dec. 31, 2023 EUR (€) wholesalers	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 15,040.0	£ 17,197.0					£ 19,838.0	£ 20,780.0
Equity	12,795.0	10,096.0					£ 21,342.0	£ 20,808.0
Total capital including that provided by non-controlling interests	28,000.0
Short-term finance access	£ 815.0	1,191.0
Number of largest US wholesalers | wholesalers	3		3	3
Trade receivables, net of loss allowance	£ 5,905.0	5,452.0
United Bank for Africa, Zenith Bank, Access Bank and Stanbic IBTC Bank | Nigeria
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	7.0
Halk Bank | UK
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	15.0
Saudi British Bank | Saudi Arabia
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	18.0
Banco Bradesco | Brazil
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2.0
Banco De La Produccion | Ecuador
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1.0
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	3,000.0
Cash and cash equivalents and liquid investments held centrally	2,200.0
Amount held at European medium term note programme	20,000.0
Notes issued at European medium term note programme	9,200.0
Notes issued under us shelf registration	6,600.0		$ 8,400
Liquidity risk | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Short-term finance access	7,800.0		10,000
Issue amount	667.0	748.0	850		$ 900
Liquidity risk | Euro commercial paper program
Disclosure of detailed information about financial instruments [line items]
Short-term finance access	5,000.0
Issue amount	148.0	443.0		€ 170		€ 500
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9,528.0	10,180.0
Bank balances and deposits	1,942.0	1,324.0
Credit risk | Group credit enhancements and credit insurance
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	421.0	332.0
Credit risk | External credit grades | Wholesaler In The US
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1,200.0	1,100.0
Credit risk | Lower than BBB-/Baa3
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties	44.0	60.0
Credit risk | BBB/Baa
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	55.0	49.0
Credit risk | BBB -/ Baa3 Rated
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	3.4
Credit risk | BBB -/ Baa3 Rated | State Bank of India
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	2.6
Wholesale and retail credit risk | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	£ 3,319.0	£ 3,001.0
Wholesale and retail credit risk | Non USA | Top of range
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	5.00%
Wholesale and retail credit risk | US | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	56.00%	55.00%
Wholesale and retail credit risk | US | In line with other pharmaceutical companies
Disclosure of detailed information about financial instruments [line items]
Percentage of sales of US Commercial Operation business to three largest wholesalers	79.00%	79.00%
Rental payments due within one year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 2,800.0
Revolving credit facilities	£ 1,700.0		$ 2,200
Revolving credit facility, term	364 days
Later than one year and not later than three years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	£ 1,600.0
Revolving credit facility, term	3 years
Not later than three months | Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash reserves	£ 2,200.0
Not later than three months | Credit risk | ViiV Healthcare
Disclosure of detailed information about financial instruments [line items]
Cash managed by group for subsidiary	£ 2,000.0
Proportion of ownership interest in subsidiary	78.30%